Accounts Payable and Accrued Liabilities	12 Months Ended
Jun. 30, 2022
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities
7. Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consisted of the following as of June 30.

	2022	2021
	(in thousands)
Accounts payable—trade	$3,459	$1,188
Accrued expenses	2,935	265
Accrued payroll	780	141
Current portion of debt	38	—

Accounts payable and accrued liabilities	$7,212	$1,594